Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005566
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	Investor Class
Trading Symbol	PRTXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Investor Class	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 12,717,795,000
Holdings Count | Holding	52
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,717,795
Number of Portfolio Holdings	52

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	54.1%
U.S. Treasury Debt	47.6
Other Assets less Liabilities	-1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	31.5%
BNY Mellon	24.9
U.S. Treasury Notes	16.0
State Street	9.2
BNP Paribas Securities	4.5
Citigroup Global Markets	3.1
Federal Reserve Bank of New York	3.1
Goldman Sachs	2.6
RBC Dominion Securities	2.1
HSBC Securities	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190632
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	I Class
Trading Symbol	TRGXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - I Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 12,717,795,000
Holdings Count | Holding	52
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,717,795
Number of Portfolio Holdings	52

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	54.1%
U.S. Treasury Debt	47.6
Other Assets less Liabilities	-1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	31.5%
BNY Mellon	24.9
U.S. Treasury Notes	16.0
State Street	9.2
BNP Paribas Securities	4.5
Citigroup Global Markets	3.1
Federal Reserve Bank of New York	3.1
Goldman Sachs	2.6
RBC Dominion Securities	2.1
HSBC Securities	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219346
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Money Fund
Class Name	Z Class
Trading Symbol	TRZXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 12,717,795,000
Holdings Count | Holding	52
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,717,795
Number of Portfolio Holdings	52

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	54.1%
U.S. Treasury Debt	47.6
Other Assets less Liabilities	-1.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	31.5%
BNY Mellon	24.9
U.S. Treasury Notes	16.0
State Street	9.2
BNP Paribas Securities	4.5
Citigroup Global Markets	3.1
Federal Reserve Bank of New York	3.1
Goldman Sachs	2.6
RBC Dominion Securities	2.1
HSBC Securities	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless